Unsecured Debt - Long-Term Debt And Short-Term Borrowings (Details) - USD ($) $ in Millions		Nov. 30, 2015	Nov. 30, 2014
Debt Outstanding [Line Items]
Total	[1]	$ 8,787	$ 9,088
Less short-term borrowings	[1]	(30)	(666)
Less current portion of long-term debt	[1]	(1,344)	(1,059)
Total Long-term Debt	[1]	7,413	7,363
Export Credit Facilities Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	[1],[2]	1,032	1,358
Export Credit Facilities Euro Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	[1],[2]	261	340
Export Credit Facilities Floating Rate
Debt Outstanding [Line Items]
Long-term debt	[1],[3]	688	1,031
Export Credit Facility Euro Floating Rate
Debt Outstanding [Line Items]
Long-term debt	[1],[2],[4]	1,864	1,909
Bank Loans Euro Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	[1],[2]	160	221
Bank Loans Floating Rate
Debt Outstanding [Line Items]
Long-term debt	[1],[2]	800	800
Bank Loans Euro Floating Rate
Debt Outstanding [Line Items]
Long-term debt	[1],[2],[5]	212	249
Private Placement Notes Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	[1]	42	116
Private Placement Notes Euro Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	[1],[2]	130	153
Publicly Traded Notes Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	[1]	2,219	2,219
Publicly Traded Notes Euro Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	[1],[6]	1,324	0
Other
Debt Outstanding [Line Items]
Long-term debt	[1]	25	26
Commercial Paper
Debt Outstanding [Line Items]
Short-term borrowings	[1],[7]	0	653
Euro Bank Loans
Debt Outstanding [Line Items]
Short-term borrowings	[1],[7]	$ 30	$ 13

[1]	The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2015, 50% and 50% (67% and 33% at November 30, 2014) of our debt was U.S. dollar and euro-denominated, respectively, including the effect of foreign currency swaps. At November 30, 2015, 60% and 40% (52% and 48% at November 30, 2014) of our debt bore fixed and floating interest rates, respectively, including the effect of interest rate swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring additional costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 11) could become due, and all debt and derivative contracts could be terminated. At November 30, 2015, we were in compliance with all of our debt covenants.
[2]	Includes $2.0 billion of debt whose interest rates, and in the case of our main revolver its commitment fees, would increase upon a downgrade in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc.
[3]	In 2015, we repaid $225 million outstanding under a floating rate export credit facility prior to its maturity through 2025 (see (e) below).
[4]	In 2015, we borrowed $472 million under a euro-denominated, floating rate export credit facility, the proceeds of which were used to pay for a portion of P&O Cruises (UK)'s Britannia purchase price. This debt is due in semi-annual installments through February 2027.
[5]	In 2015, we borrowed $225 million under a euro-denominated, floating rate bank loan, which is due in October 2018. We used the net proceeds of this loan to prepay an equivalent amount outstanding under a floating rate export credit facility prior to its maturity.
[6]	In 2015, we issued $753 million and $591 million of euro-denominated, publicly-traded notes, which bear interest at 1.125% and 1.875% and are due in November 2019 and November 2022, respectively. We are using the net proceeds for general corporate purposes.
[7]	The interest rate associated with our floating rate short-term borrowings represents an aggregate weighted-average interest rate.